Segment Information and Significant Customers (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Segments Customers	Mar. 31, 2017 USD ($) Customers	Dec. 31, 2017 USD ($) Segments Customers	Dec. 31, 2016 USD ($) Customers
Segment Information and Significant Customers (Textual)
Number of reportable segments | Segments	1		1
Accounts receivable due from the related party	$ 2,503		$ 3,017	$ 543
Sales	$ 4,066	$ 6,419	$ 17,698	13,673
Related party entity [Member]
Segment Information and Significant Customers (Textual)
Related party entity owned percentage	20.00%
Sales	$ 417	$ 108
Loan and Security Agreement [Member]
Segment Information and Significant Customers (Textual)
Related party entity owned percentage			22.50%
Sales			$ 3,390	$ 1,344
Accounts receivable [Member]
Segment Information and Significant Customers (Textual)
Percent from major customers	58.00%		63.00%	71.00%
Number of major customers | Customers	2		3	2
Revenue [Member]
Segment Information and Significant Customers (Textual)
Percent from major customers	66.00%	68.00%	56.00%	56.00%
Number of major customers | Customers	4	1	3	3